Schedule of Investments (unaudited)	iShares® MSCI EAFE Value ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.7%
AGL Energy Ltd.	1,174,442	$5,064,933
APA Group	779,812	4,838,459
ASX Ltd.	235,316	14,798,502
Aurizon Holdings Ltd.	3,431,210	8,747,738
AusNet Services Ltd.	3,599,481	6,693,774
Australia & New Zealand Banking Group Ltd.	5,281,024	112,382,667
BHP Group Ltd.	3,558,367	97,737,602
BHP Group PLC	3,924,895	103,662,643
Commonwealth Bank of Australia	3,296,824	261,313,513
Dexus	2,014,280	16,522,699
Fortescue Metals Group Ltd.	3,146,999	32,791,846
GPT Group (The)	3,591,493	14,021,354
Insurance Australia Group Ltd.	4,599,042	16,664,512
Lendlease Corp. Ltd.	1,280,005	10,140,465
Mirvac Group	7,348,831	15,683,615
National Australia Bank Ltd.	6,121,985	133,104,046
Origin Energy Ltd.	3,278,889	12,558,077
Qantas Airways Ltd.(a)	603,739	2,445,166
QBE Insurance Group Ltd.	2,737,992	24,514,421
Rio Tinto Ltd.	689,852	47,263,645
Rio Tinto PLC	2,086,853	130,118,341
Santos Ltd.	1,213,167	6,370,422
Scentre Group	9,660,526	22,034,548
Stockland	4,459,317	15,371,000
Suncorp Group Ltd.	2,384,287	21,098,179
Tabcorp Holdings Ltd.	4,142,349	15,597,406
Telstra Corp. Ltd.	7,667,700	22,163,315
Vicinity Centres	7,143,336	9,329,081
Westpac Banking Corp.	6,808,493	132,460,097
Woodside Petroleum Ltd.	1,785,135	31,206,968
		1,346,699,034
Austria — 0.3%
Erste Group Bank AG	517,271	22,183,533
OMV AG	274,858	16,640,815
Raiffeisen Bank International AG	273,407	7,988,930
		46,813,278
Belgium — 1.4%
Ageas SA/NV	326,887	15,902,297
Anheuser-Busch InBev SA/NV	1,415,982	86,611,632
Etablissements Franz Colruyt NV	100,871	4,952,551
Groupe Bruxelles Lambert SA	209,903	24,355,293
KBC Group NV	463,177	43,132,419
Proximus SADP	282,098	5,312,345
Solvay SA	138,323	16,442,743
UCB SA	235,149	28,106,335
		224,815,615
Denmark — 0.7%
AP Moller - Maersk A/S, Class B, NVS	3,952	11,452,689
Carlsberg A/S, Class B	188,686	31,155,038
Danske Bank A/S	1,272,721	21,536,503
Orsted A/S(b)	176,278	24,897,940
Tryg A/S	673,898	15,993,692
		105,035,862
Finland — 1.9%
Elisa OYJ	131,178	7,916,623
Fortum OYJ	828,169	24,629,799
Kone OYJ, Class B	221,753	15,123,345
Security	Shares	Value

Finland (continued)
Neste OYJ	391,901	$21,817,839
Nokia OYJ(a)	10,023,795	57,531,618
Nordea Bank Abp.	6,013,073	73,641,009
Orion OYJ, Class B	198,207	8,583,077
Sampo OYJ, Class A	462,831	24,604,706
Stora Enso OYJ, Class R	1,082,998	18,020,566
UPM-Kymmene OYJ	991,874	35,004,150
Wartsila OYJ Abp.	568,084	7,878,319
		294,751,051
France — 11.2%
Accor SA(a)	159,925	5,723,142
Aeroports de Paris(a)(c)	35,764	4,771,789
Air Liquide SA	440,301	73,511,635
Airbus SE(a)	547,857	70,280,204
Amundi SA(b)	113,455	10,108,515
Arkema SA	114,872	15,713,800
Atos SE	184,636	9,632,954
AXA SA	3,596,507	104,633,121
BNP Paribas SA	2,087,647	139,741,267
Bollore SA	1,652,742	9,606,067
Bouygues SA	426,411	17,276,171
Carrefour SA	1,174,298	21,259,321
Cie. de Saint-Gobain	940,777	64,925,403
Cie. Generale des Etablissements Michelin SCA	314,565	49,455,101
CNP Assurances	318,145	7,971,173
Covivio	96,109	8,324,374
Credit Agricole SA	2,165,842	32,675,972
Danone SA	1,212,497	79,037,507
Eiffage SA	158,786	16,343,074
Electricite de France SA	866,514	12,770,642
Engie SA	3,394,313	48,284,602
EssilorLuxottica SA	344,838	71,346,053
Gecina SA	85,380	11,947,965
Getlink SE	285,369	4,392,149
Klepierre SA	381,207	9,075,114
Legrand SA	174,147	18,997,700
Orange SA	3,696,685	40,312,162
Publicis Groupe SA	413,736	27,775,513
Renault SA(a)	359,837	12,966,394
Sanofi	2,108,658	211,802,268
Schneider Electric SE	350,604	60,450,466
SCOR SE	293,020	9,864,556
Societe Generale SA	1,505,423	50,287,033
Suez SA	654,829	14,901,195
TotalEnergies SE	4,642,820	232,488,976
Unibail-Rodamco-Westfield(a)(c)	232,212	16,581,026
Valeo	429,616	12,623,002
Veolia Environnement SA(c)	1,219,263	39,819,875
Vinci SA	643,100	68,753,945
Vivendi SE	1,330,313	17,137,840
		1,733,569,066
Germany — 10.1%
Allianz SE, Registered	766,175	177,913,760
Aroundtown SA	1,211,046	8,416,177
BASF SE	1,706,831	122,846,841
Bayer AG, Registered	1,823,277	102,755,612
Bayerische Motoren Werke AG	615,497	62,187,355
Brenntag SE	287,312	27,334,363
Commerzbank AG(a)	1,866,171	13,628,421

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Continental AG(a)	204,395	$24,031,006
Covestro AG(b)	358,588	22,963,478
Daimler AG, Registered	795,265	78,939,926
Deutsche Bank AG, Registered(a)	3,840,797	49,336,219
Deutsche Lufthansa AG, Registered(a)(c)	557,880	3,687,873
Deutsche Post AG, Registered	1,839,651	113,887,232
Deutsche Telekom AG, Registered	4,020,761	74,774,696
E.ON SE	2,711,965	34,387,173
Evonik Industries AG	387,264	12,547,663
Fresenius Medical Care AG & Co. KGaA	381,247	25,325,882
Fresenius SE & Co. KGaA	778,260	35,374,832
Hannover Rueck SE	112,387	20,520,053
HeidelbergCement AG	137,678	10,367,830
Henkel AG & Co. KGaA	192,861	16,106,263
LANXESS AG	153,553	10,346,764
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	169,227	50,105,798
RWE AG	1,192,850	45,914,768
SAP SE	679,190	98,354,242
Siemens AG, Registered	1,421,620	231,129,655
Telefonica Deutschland Holding AG	1,935,081	5,041,695
Uniper SE	170,090	7,519,104
United Internet AG, Registered(d)	191,437	7,064,097
Volkswagen AG	60,145	19,553,009
Vonovia SE	1,015,937	61,629,578
		1,573,991,365
Hong Kong — 2.8%
BOC Hong Kong Holdings Ltd.	6,894,500	21,847,598
Chow Tai Fook Jewellery Group Ltd.	3,703,000	7,552,637
CK Asset Holdings Ltd.	3,722,500	22,994,085
CK Hutchison Holdings Ltd.	4,987,000	33,434,941
CK Infrastructure Holdings Ltd.	1,242,500	7,491,024
CLP Holdings Ltd.	3,047,500	29,837,828
Galaxy Entertainment Group Ltd.(a)	1,407,000	7,570,675
Hang Lung Properties Ltd.	3,724,088	8,643,062
Hang Seng Bank Ltd.	1,407,900	26,754,225
Henderson Land Development Co. Ltd.	2,705,794	11,329,646
HK Electric Investments & HK Electric Investments Ltd., Class SS	4,945,000	4,925,615
HKT Trust & HKT Ltd., Class SS	6,988,000	9,482,946
Hong Kong & China Gas Co. Ltd.	20,830,650	32,361,055
Hongkong Land Holdings Ltd.	2,151,800	11,882,821
Jardine Matheson Holdings Ltd.	399,300	23,192,585
Link REIT	3,843,400	34,050,366
Melco Resorts & Entertainment Ltd., ADR(a)	403,421	4,369,049
MTR Corp. Ltd.	2,876,500	15,691,631
New World Development Co. Ltd.	2,836,250	12,302,033
Power Assets Holdings Ltd.	2,575,500	15,739,657
Sands China Ltd.(a)	2,917,200	6,648,807
Sino Land Co. Ltd.	6,116,000	8,038,778
SJM Holdings Ltd.(a)(c)	1,918,000	1,426,454
Sun Hung Kai Properties Ltd.	2,405,000	31,886,266
Swire Pacific Ltd., Class A	910,500	5,723,938
Swire Properties Ltd.	2,179,200	5,842,361
WH Group Ltd.(b)	17,821,000	12,492,770
Wharf Real Estate Investment Co. Ltd.	3,100,419	17,511,966
Xinyi Glass Holdings Ltd.	3,405,000	9,595,102
		440,619,921
Security	Shares	Value

Ireland — 0.8%
CRH PLC	1,456,799	$69,713,399
Flutter Entertainment PLC, Class DI(a)	154,814	29,307,303
Smurfit Kappa Group PLC	458,763	24,046,794
		123,067,496
Israel — 0.7%
Azrieli Group Ltd.	79,432	7,428,746
Bank Hapoalim BM	1,357,513	13,370,092
Bank Leumi Le-Israel BM	1,755,065	16,768,533
CyberArk Software Ltd.(a)(c)	47,806	8,610,339
Elbit Systems Ltd.	49,784	7,847,527
ICL Group Ltd.	1,299,307	11,135,054
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A(a)	755,546	4,565,181
Mizrahi Tefahot Bank Ltd.	130,042	4,731,577
Teva Pharmaceutical Industries Ltd., ADR(a)	2,051,928	17,933,851
Wix.com Ltd.(a)(c)	51,999	9,669,734
		102,060,636
Italy — 2.7%
Assicurazioni Generali SpA	2,056,733	44,785,755
Enel SpA	15,114,480	126,535,136
Eni SpA	4,690,250	67,222,727
Infrastrutture Wireless Italiane SpA(b)	310,471	3,430,116
Intesa Sanpaolo SpA	30,651,917	87,118,142
Mediobanca Banca di Credito Finanziario SpA(a)	1,161,913	13,864,786
Poste Italiane SpA(b)	976,871	13,951,504
Snam SpA	3,748,737	21,232,055
Telecom Italia SpA/Milano	18,597,143	6,634,524
Terna - Rete Elettrica Nazionale	2,618,373	19,508,957
UniCredit SpA	1,390,177	18,377,362
		422,661,064
Japan — 23.7%
ABC-Mart Inc.	61,200	2,941,514
AGC Inc.	177,800	8,853,650
Aisin Corp.	175,600	6,425,689
Ajinomoto Co. Inc.	434,500	13,009,223
Asahi Group Holdings Ltd.	847,700	38,468,832
Asahi Kasei Corp.	2,325,200	24,427,037
Astellas Pharma Inc.	3,459,700	58,326,281
Bridgestone Corp.	1,059,400	46,867,101
Brother Industries Ltd.	435,600	8,421,862
Canon Inc.	1,856,700	42,220,186
Casio Computer Co. Ltd.	360,800	5,105,718
Central Japan Railway Co.	268,900	39,888,776
Chiba Bank Ltd. (The)	983,900	6,098,421
Chubu Electric Power Co. Inc.	1,203,800	12,460,689
Concordia Financial Group Ltd.	2,016,500	8,014,924
Dai Nippon Printing Co. Ltd.	434,500	10,764,766
Dai-ichi Life Holdings Inc.	1,896,400	39,897,509
Daiichi Sankyo Co. Ltd.	1,138,000	28,714,434
Daito Trust Construction Co. Ltd.	122,800	15,225,244
Daiwa House Industry Co. Ltd.	1,052,300	34,715,559
Daiwa House REIT Investment Corp.	4,061	11,653,578
Daiwa Securities Group Inc.	2,685,400	15,086,981
Dentsu Group Inc.	403,200	14,734,415
East Japan Railway Co.	364,900	22,728,331
ENEOS Holdings Inc.	5,697,750	22,974,750
Fuji Electric Co. Ltd.	235,300	11,505,607
FUJIFILM Holdings Corp.	669,500	51,737,202
Fujitsu Ltd.	365,500	63,169,240

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
GLP J-REIT	7,633	$12,449,877
Hakuhodo DY Holdings Inc.	216,300	3,526,468
Hankyu Hanshin Holdings Inc.	427,200	13,245,574
Hino Motors Ltd.	532,600	5,038,226
Hirose Electric Co. Ltd.	29,790	4,981,805
Hisamitsu Pharmaceutical Co. Inc.	61,500	2,098,169
Hitachi Construction Machinery Co. Ltd.	200,800	6,406,714
Hitachi Ltd.	1,169,900	67,414,948
Hitachi Metals Ltd.(a)	204,700	3,875,105
Honda Motor Co. Ltd.	3,029,200	89,597,261
Hoshizaki Corp.	52,700	4,431,592
Hulic Co. Ltd.	352,100	3,385,616
Idemitsu Kosan Co. Ltd.	387,283	10,577,589
Iida Group Holdings Co. Ltd.	273,900	6,752,867
Inpex Corp.	1,913,200	15,954,786
Isuzu Motors Ltd.	1,084,700	14,592,251
Itochu Corp.	1,433,700	40,890,368
Japan Airlines Co. Ltd.(a)	174,400	3,753,333
Japan Metropolitan Fund Invest	12,990	11,931,562
Japan Post Bank Co. Ltd.	749,600	5,848,391
Japan Post Holdings Co. Ltd.	4,546,400	34,934,088
Japan Post Insurance Co. Ltd.	417,700	6,777,050
Japan Real Estate Investment Corp.	2,328	14,268,855
Japan Tobacco Inc.	2,230,200	43,781,439
JFE Holdings Inc.	916,600	14,006,051
Kajima Corp.	826,000	10,170,334
Kansai Electric Power Co. Inc. (The)	1,309,500	12,056,709
Kao Corp.	446,500	25,257,625
KDDI Corp.	2,997,300	91,657,382
Keisei Electric Railway Co. Ltd.	82,400	2,651,698
Kintetsu Group Holdings Co. Ltd.(a)	110,800	3,487,763
Kirin Holdings Co. Ltd.	1,526,400	26,568,277
Koito Manufacturing Co. Ltd.	68,200	3,869,543
Kubota Corp.	1,237,700	26,366,716
Kyocera Corp.	594,700	34,817,871
Lawson Inc.	92,800	4,487,771
Marubeni Corp.	2,919,300	24,771,192
Mazda Motor Corp.(a)	684,300	6,154,780
Medipal Holdings Corp.	341,300	6,174,875
MEIJI Holdings Co. Ltd.	227,900	14,382,482
Mitsubishi Chemical Holdings Corp.	1,185,100	9,809,574
Mitsubishi Corp.	1,523,000	48,428,292
Mitsubishi Electric Corp.	3,395,700	45,602,326
Mitsubishi Estate Co. Ltd.	2,198,200	33,406,012
Mitsubishi Gas Chemical Co. Inc.	293,400	5,905,037
Mitsubishi HC Capital Inc.	1,223,700	6,135,876
Mitsubishi Heavy Industries Ltd.	597,600	15,282,341
Mitsubishi UFJ Financial Group Inc.	22,687,100	124,404,588
Mitsui & Co. Ltd.	2,821,900	64,577,803
Mitsui Chemicals Inc.	342,500	10,183,836
Mitsui Fudosan Co. Ltd.	1,704,300	38,966,836
Mizuho Financial Group Inc.	4,477,120	59,088,889
MS&AD Insurance Group Holdings Inc.	824,508	26,637,661
NGK Insulators Ltd.	479,200	7,979,228
NH Foods Ltd.	151,200	5,317,353
Nippon Building Fund Inc.	2,780	18,061,503
Nippon Express Co. Ltd.	142,200	8,900,933
Nippon Prologis REIT Inc.	3,844	12,839,090
Nippon Sanso Holdings Corp.	280,400	6,619,842
Nippon Steel Corp.	1,587,000	27,824,491
Security	Shares	Value

Japan (continued)
Nippon Telegraph & Telephone Corp.	2,389,100	$66,940,032
Nippon Yusen KK	300,800	21,674,829
Nissan Motor Co. Ltd.(a)	4,310,100	21,937,801
Nisshin Seifun Group Inc.	365,630	5,773,518
Nissin Foods Holdings Co. Ltd.	60,100	4,594,034
Nitto Denko Corp.	265,900	20,777,454
Nomura Holdings Inc.	5,693,600	27,115,856
Nomura Real Estate Holdings Inc.	219,000	5,339,082
Nomura Real Estate Master Fund Inc.	7,884	11,806,024
NSK Ltd.	715,000	4,804,411
Obayashi Corp.	1,199,300	10,124,772
Odakyu Electric Railway Co. Ltd.	193,700	4,199,302
Oji Holdings Corp.	1,567,700	7,770,677
Omron Corp.	122,900	11,753,497
ORIX Corp.	2,266,500	45,049,609
Orix JREIT Inc.	4,826	8,006,839
Osaka Gas Co. Ltd.	698,700	11,261,631
Otsuka Holdings Co. Ltd.	725,900	28,708,801
Panasonic Corp.	4,098,500	50,682,146
Pigeon Corp.	74,300	1,720,504
Pola Orbis Holdings Inc.	110,000	2,348,692
Rakuten Group Inc.	558,000	6,108,998
Resona Holdings Inc.	3,993,800	15,003,105
Rinnai Corp.	33,400	3,429,260
Rohm Co. Ltd.	58,000	5,303,377
Ryohin Keikaku Co. Ltd.	231,100	4,554,112
Santen Pharmaceutical Co. Ltd.	662,700	9,340,725
SBI Holdings Inc.	453,100	11,744,110
Secom Co. Ltd.	136,800	9,325,992
Seiko Epson Corp.	520,700	9,271,618
Sekisui Chemical Co. Ltd.	701,500	11,524,749
Sekisui House Ltd.	1,141,200	23,726,429
Seven & i Holdings Co. Ltd.	1,398,800	58,728,288
Shimizu Corp.	1,020,800	7,479,239
Shionogi & Co. Ltd.	491,100	32,019,844
Shizuoka Bank Ltd. (The)	825,800	6,649,657
Softbank Corp.	5,338,300	72,866,066
SoftBank Group Corp.	1,456,500	78,851,067
Sompo Holdings Inc.	588,900	25,538,731
Stanley Electric Co. Ltd.	241,300	6,082,011
Subaru Corp.	1,139,600	22,353,010
Sumitomo Chemical Co. Ltd.	968,800	4,772,614
Sumitomo Corp.	2,093,200	29,827,390
Sumitomo Dainippon Pharma Co. Ltd.	332,400	4,700,654
Sumitomo Electric Industries Ltd.	1,405,700	18,657,664
Sumitomo Metal Mining Co. Ltd.	161,200	6,253,316
Sumitomo Mitsui Financial Group Inc.	2,422,100	78,596,258
Sumitomo Mitsui Trust Holdings Inc.	624,705	20,548,943
Sumitomo Realty & Development Co. Ltd.	575,400	20,794,904
Suntory Beverage & Food Ltd.	257,500	9,991,622
Suzuki Motor Corp.	344,800	15,376,997
T&D Holdings Inc.	1,005,700	12,898,762
Taisei Corp.	351,800	11,039,179
Taisho Pharmaceutical Holdings Co. Ltd.	70,900	3,804,569
Takeda Pharmaceutical Co. Ltd.	2,928,100	82,179,503
Toho Gas Co. Ltd.	90,900	2,692,680
Tohoku Electric Power Co. Inc.	806,300	5,231,380
Tokio Marine Holdings Inc.	1,165,600	61,392,142
Tokyo Century Corp.	74,600	4,271,285
Tokyo Electric Power Co. Holdings Inc.(a)	2,864,200	7,933,839

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Tokyo Gas Co. Ltd.	700,700	$12,159,201
Tokyu Corp.	461,200	6,502,092
Toppan Inc.	482,700	7,791,803
Toray Industries Inc.	2,589,500	16,136,509
Tosoh Corp.	478,500	8,058,426
TOTO Ltd.	91,700	4,430,421
Toyo Suisan Kaisha Ltd.	80,800	3,481,599
Toyota Industries Corp.	272,900	23,199,932
Toyota Motor Corp.	19,706,980	347,713,007
Toyota Tsusho Corp.	395,600	17,159,613
Trend Micro Inc.	86,800	4,905,967
United Urban Investment Corp.	5,466	6,813,690
USS Co. Ltd.	266,200	4,290,689
West Japan Railway Co.	260,800	12,311,232
Yamada Holdings Co. Ltd.	1,341,200	5,125,125
Yamaha Corp.	86,900	5,490,175
Yamaha Motor Co. Ltd.	553,000	15,414,211
Yokogawa Electric Corp.	423,100	8,454,485
Z Holdings Corp.	1,739,100	10,796,364
		3,687,292,174
Malta — 0.0%
BGP Holdings PLC(a)(e)	2,256,851	26
Netherlands — 4.9%
ABN AMRO Bank NV, CVA(b)	781,432	11,493,074
Aegon NV	3,327,263	16,876,837
ArcelorMittal SA	1,334,748	45,141,355
Argenx SE(a)	42,530	12,804,037
EXOR NV	202,511	19,103,047
Heineken NV	238,772	26,429,444
ING Groep NV	7,255,095	110,051,825
Just Eat Takeaway.com NV(a)(b)	217,272	15,607,793
Koninklijke Ahold Delhaize NV	1,942,550	63,195,918
Koninklijke KPN NV	6,313,597	18,864,609
Koninklijke Vopak NV	128,620	5,118,805
NN Group NV	512,425	27,392,580
Randstad NV.	223,292	16,042,948
Royal Dutch Shell PLC, Class A	7,611,325	174,366,893
Royal Dutch Shell PLC, Class B	6,887,208	158,052,620
Universal Music Group NV	1,287,195	37,371,051
Universal Music Group NV	56,717	1,646,661
		759,559,497
New Zealand — 0.3%
Auckland International Airport Ltd.(a)	1,157,070	6,632,186
Mercury NZ Ltd.	1,280,530	5,631,587
Meridian Energy Ltd.	2,390,750	8,564,369
Ryman Healthcare Ltd.	794,670	8,224,217
Spark New Zealand Ltd.	3,469,967	11,359,535
		40,411,894
Norway — 1.1%
DNB Bank ASA	1,727,862	41,117,369
Equinor ASA	1,813,818	45,959,116
Gjensidige Forsikring ASA	373,098	9,289,631
Mowi ASA	284,678	8,254,856
Norsk Hydro ASA	2,472,474	18,161,473
Orkla ASA	1,392,564	13,544,646
Telenor ASA	1,288,249	20,354,984
Yara International ASA	324,946	16,982,609
		173,664,684
Security	Shares	Value

Portugal — 0.3%
EDP - Energias de Portugal SA	5,167,287	$29,157,140
EDP Renovaveis SA	186,786	5,203,783
Galp Energia SGPS SA	923,835	9,596,744
		43,957,667
Singapore — 1.1%
Ascendas REIT	3,090,600	7,078,806
CapitaLand Integrated Commercial Trust	9,178,804	14,616,835
Capitaland Investment Ltd/Singapore(a)	4,827,000	12,313,593
City Developments Ltd.(c)	808,600	4,389,453
Keppel Corp. Ltd.(c)	2,721,500	10,860,383
Oversea-Chinese Banking Corp. Ltd.(c)	6,241,100	54,558,613
Singapore Telecommunications Ltd.	9,977,700	18,510,983
United Overseas Bank Ltd.	2,178,200	43,298,988
UOL Group Ltd.	432,600	2,320,218
		167,947,872
Spain — 3.5%
ACS Actividades de Construccion y Servicios SA	477,812	12,523,269
Aena SME SA(a)(b)	52,859	8,681,377
Amadeus IT Group SA(a)	423,469	28,329,173
Banco Bilbao Vizcaya Argentaria SA	12,540,217	87,758,020
Banco Santander SA	32,504,797	123,293,392
CaixaBank SA	8,456,727	24,310,250
Enagas SA	186,158	4,177,286
Endesa SA	641,456	14,793,714
Ferrovial SA	595,410	18,795,932
Iberdrola SA	11,068,796	130,706,306
Naturgy Energy Group SA	360,454	9,471,245
Red Electrica Corp. SA	342,244	7,126,117
Repsol SA	2,792,770	35,771,283
Telefonica SA	9,745,472	42,330,997
		548,068,361
Sweden — 1.5%
Boliden AB	509,683	17,968,468
ICA Gruppen AB	187,632	9,700,583
Industrivarden AB, Class A	241,702	7,973,308
Industrivarden AB, Class C	300,009	9,758,867
L E Lundbergforetagen AB, Class B	91,133	5,254,110
Securitas AB, Class B	577,336	9,564,539
Skandinaviska Enskilda Banken AB, Class A	3,015,063	47,149,033
Skanska AB, Class B	634,381	16,129,700
SKF AB, Class B	711,396	16,522,304
Svenska Handelsbanken AB, Class A	2,726,046	31,246,853
Swedbank AB, Class A	1,677,736	36,387,909
Tele2 AB, Class B	937,568	13,250,984
Telia Co. AB	4,940,029	19,458,009
		240,364,667
Switzerland — 7.0%
ABB Ltd., Registered	3,213,713	106,319,984
Adecco Group AG, Registered	289,878	14,604,063
Alcon Inc.	464,434	38,510,178
Baloise Holding AG, Registered	86,418	13,771,577
Banque Cantonale Vaudoise, Registered	56,250	4,528,819
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	981	11,560,714
Chocoladefabriken Lindt & Spruengli AG, Registered	70	8,402,141
Coca-Cola HBC AG, Class DI	371,417	12,873,383
Credit Suisse Group AG, Registered	3,078,681	32,023,535
EMS-Chemie Holding AG, Registered	5,203	5,160,983
Holcim Ltd.	971,980	48,484,851

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Julius Baer Group Ltd.	415,621	$30,062,731
Novartis AG, Registered	4,126,265	341,294,532
SGS SA, Registered	5,633	16,676,603
Siemens Energy AG(a)	372,114	10,679,888
Swatch Group AG (The), Bearer	53,890	14,832,928
Swatch Group AG (The), Registered	100,603	5,352,002
Swiss Life Holding AG, Registered	59,441	32,607,328
Swiss Prime Site AG, Registered	141,549	14,390,761
Swiss Re AG	558,964	54,149,919
Swisscom AG, Registered	47,739	25,995,046
UBS Group AG, Registered	6,813,400	124,022,126
Zurich Insurance Group AG	279,625	123,935,545
		1,090,239,637
United Kingdom — 13.7%
3i Group PLC	1,176,566	21,972,393
Abrdn PLC	4,070,827	14,150,589
Admiral Group PLC	359,253	14,112,233
Anglo American PLC	2,403,273	91,427,770
Aviva PLC	7,292,266	39,348,457
BAE Systems PLC	5,990,262	45,167,543
Barclays PLC	31,537,420	87,026,662
Barratt Developments PLC	1,894,626	17,199,553
Berkeley Group Holdings (The)	210,049	12,529,129
BP PLC	37,567,838	179,983,774
British American Tobacco PLC	4,050,913	140,908,644
British Land Co. PLC (The)	1,633,959	11,032,448
BT Group PLC(a)	16,565,428	31,471,479
DCC PLC	183,735	15,330,916
Direct Line Insurance Group PLC	2,509,582	10,030,556
Evraz PLC	950,427	8,072,925
GlaxoSmithKline PLC	9,350,012	194,114,004
Hargreaves Lansdown PLC	430,598	9,061,054
HSBC Holdings PLC	37,958,032	228,703,662
Imperial Brands PLC	1,756,401	37,062,121
Informa PLC(a)	1,825,093	12,983,600
J Sainsbury PLC	3,137,386	12,850,290
Johnson Matthey PLC	361,177	13,499,179
Kingfisher PLC	3,924,755	18,013,020
Land Securities Group PLC	1,306,848	12,277,155
Legal & General Group PLC	11,075,070	43,677,669
Lloyds Banking Group PLC	131,696,187	90,130,333
M&G PLC	4,851,691	13,255,302
Mondi PLC	899,471	22,463,166
National Grid PLC	6,606,687	84,589,120
Natwest Group PLC	7,002,696	21,114,350
Ocado Group PLC(a)	451,647	11,146,916
Pearson PLC	1,415,202	11,645,166
Persimmon PLC	593,994	22,131,205
Phoenix Group Holdings PLC	1,208,149	10,847,397
Prudential PLC	4,854,205	99,064,386
Reckitt Benckiser Group PLC	463,972	37,666,545
Sage Group PLC (The)	1,320,791	12,845,377
Schroders PLC	230,637	11,424,328
Segro PLC	2,230,250	39,418,651
Severn Trent PLC	466,144	17,458,145
Smith & Nephew PLC	1,067,509	18,435,952
Smiths Group PLC	739,147	13,724,517
Security	Shares	Value

United Kingdom (continued)
SSE PLC	1,940,725	$43,704,338
Standard Chartered PLC	4,949,853	33,475,855
Tesco PLC	14,367,851	53,049,932
United Utilities Group PLC	1,269,089	18,037,737
Vodafone Group PLC	51,961,243	76,583,135
Whitbread PLC(a)	243,946	10,913,602
WPP PLC	2,253,542	32,574,433
		2,127,706,713
Total Common Stocks — 98.4%
(Cost: $14,688,175,041)		15,293,297,580

Preferred Stocks

Germany — 0.9%
Bayerische Motoren Werke AG, Preference Shares, NVS	108,034	9,209,003
Fuchs Petrolub SE, Preference Shares, NVS	45,600	2,184,452
Henkel AG & Co. KGaA, Preference Shares, NVS	331,792	29,724,417
Porsche Automobil Holding SE, Preference Shares, NVS	142,336	14,813,823
Volkswagen AG, Preference Shares, NVS	344,889	77,403,925
		133,335,620
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	11,343,319	4,312,431

Total Preferred Stocks — 0.9%
(Cost: $131,083,117)		137,648,051

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(f)(g)(h)	34,549,631	34,566,906
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	4,550,000	4,550,000
		39,116,906
Total Short-Term Investments — 0.2%
(Cost: $39,108,159)		39,116,906

Total Investments in Securities — 99.5%
(Cost: $14,858,366,317)		15,470,062,537

Other Assets, Less Liabilities — 0.5%		77,200,002

Net Assets — 100.0%		$15,547,262,539

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
October 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,325,094	$11,241,812	(a)	$—	$375	$(375)	$34,566,906	34,549,631	$733,613	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,010,000	540,000	(a)	—	—	—	4,550,000	4,550,000	53		—
					$375	$(375)	$39,116,906		$733,666		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	145	12/09/21	$25,404	$(394,042)
Euro STOXX 50 Index	796	12/17/21	39,029	1,054,202
FTSE 100 Index	486	12/17/21	48,040	747,207
				$1,407,367

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
October 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$299,235,737	$14,994,061,817	$26	$15,293,297,580
Preferred Stocks	2,184,452	135,463,599	—	137,648,051
Money Market Funds	39,116,906	—	—	39,116,906
	$340,537,095	$15,129,525,416	$26	$15,470,062,537
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$1,801,409	$—	$1,801,409
Liabilities
Futures Contracts	—	(394,042)	—	(394,042)
	$—	$1,407,367	$—	$1,407,367

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust